SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE U.S. GOVERNMENT MONEY FUND

The following information supplements certain information in the fund's Prospectus and Statement of Additional Information.

     Shares of Credit Suisse U.S. Government Money Fund are no longer being offered. Therefore, any references to this fund should be disregarded.



Dated:  September 29, 2004                                 CSGMN-16-0904
                                                           2004-036